                                                              JOHN B. TOWERS
                                                              CORPORATE COUNSEL

Metropolitan Life Insurance Company
200 Park Avenue
New York, NY 10166

                              September 9, 2013

VIA EDGAR TRANSMISSION

Securities and Exchange Commission
100 F Street, N.E.
Washington, D.C. 20549

   Re:  New England Life Retirement Investment Account
        File No. 811-03285

Commissioners:

The Semi-Annual Reports dated June 30, 2013 of the underlying funds are incorporated herein by reference as the reports sent to Contract owners of New England Life Retirement Investment Account of Metropolitan Life Insurance Company pursuant to Rule 30b2-1 of the Investment Company Act of 1940 and are listed as follows:

The Semi-Annual Reports for certain portfolios of Metropolitan Series Fund are incorporated by reference as filed on Form N-CSRS, CIK No. 0000710826, File No. 002-80751.

                                         Sincerely,

                                         /s/ John B. Towers

                                         John B. Towers
                                         Corporate Counsel
                                         Metropolitan Life Insurance Company